Property, Plant and Equipment - Narrative (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation and leasehold amortization expense for fixed assets	$ 1.3	$ 1.5	$ 2.8	$ 3.3	$ 4.3